BANK LOANS AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
Secured loan [Abstract]
Schedule Of Long Term Borrowings [Table Text Block]
	2022	2021
	US$’000	US$’000
Secured – at amortised cost:
Bank loans	148,002	168,880
Other borrowings	50,966	76,786
	198,968	245,666

Analysed between:
Current	33,330	28,020
Non-current portion	165,638	217,646
	198,968	245,666

Interest payable (included in bank loans)	1,752	743

Non-current bank loans and other borrowings are estimated to be payable as follows:

Within 2 to 5 years	138,809	170,666
After 5 years	26,829	46,980
	165,638	217,646